Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	IMPAX FUNDS SERIES TRUST III
Entity Central Index Key	0001598735
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000141748
Shareholder Report [Line Items]
Fund Name	Impax Ellevate Global Women's Leadership Fund
Class Name	Investor Class
Trading Symbol	PXWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Ellevate Global Women's Leadership Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GWL. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GWL
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	0.77%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%
Line Graph [Table Text Block]
	Impax Ellevate Global Women's Leadership Fund Investor Class $21,573	MSCI World Index (Net) $25,812	Lipper Global Multi-Cap Core Funds Index $21,786
12/31/2014	$10,000	$10,000	$10,000
12/31/2015	$9,892	$9,913	$9,927
12/31/2016	$10,487	$10,657	$10,760
12/31/2017	$13,094	$13,045	$13,187
12/31/2018	$12,081	$11,908	$11,768
12/31/2019	$15,272	$15,203	$14,615
12/31/2020	$17,359	$17,621	$16,843
12/31/2021	$20,358	$21,465	$19,893
12/31/2022	$16,291	$17,571	$16,336
12/31/2023	$19,247	$21,751	$19,459
12/31/2024	$21,573	$25,812	$21,786

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Investor Class	12.08%	7.14%	7.98%
MSCI World Index (Net)	18.67	11.17	9.95
Lipper Global Multi-Cap Core Funds Index	11.96	8.31	8.10

Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 728,550,840
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 4,042,368
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$728,550,840
Total Number of Portfolio Holdings	101
Total Investment Advisory Fees Paid During the Reporting Period	$4,042,368
Portfolio Turnover Rate	63%

Holdings [Text Block]
Company	Percent of Net Assets
NVIDIA Corp.	5.3%
Apple, Inc.	4.8%
Microsoft Corp.	4.3%
Amazon.com, Inc.	2.8%
Broadcom, Inc.	2.4%
JPMorgan Chase & Co.	2.0%
Eli Lilly & Co.	1.6%
Netflix, Inc.	1.5%
Johnson & Johnson	1.4%
Cisco Systems, Inc.	1.3%
Value	Value
Other assets and liabilities (net)	1.3%
OthersFootnote Reference‡	4.4%
New Zealand	1.0%
Netherlands	1.0%
Hong Kong	1.1%
Germany	1.1%
Ireland	1.3%
Australia	2.6%
France	3.6%
Canada	4.4%
United Kingdom	6.5%
United States	71.7%
Value	Value
U.S. Stocks	71.8%
Foreign Stocks	27.0%
Cash & Cash Equivalents	1.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 28, 2024, Impax Ellevate Global Women’s Leadership Fund (the “Global Women’s Fund”) has made certain changes to its investment objective, principal investment strategies, and principal risks. As a result of these changes, Impax Asset Management LLC (the “Adviser”) will no longer intend to invest in substantially all of the approximately 400 securities comprising the Impax Global Women’s Leadership Index (the “Women’s Index”), as it has historically done, and the Adviser will no longer calculate or maintain the Women’s Index. The Adviser will henceforth construct an investment universe by ranking the companies comprising the MSCI World Index according to the Adviser’s gender leadership score, and then will refine that universe by excluding companies that fail to meet certain ESG or sustainability criteria, and applying quantitative screens consisting of valuation and quality metrics.

C000141747
Shareholder Report [Line Items]
Fund Name	Impax Ellevate Global Women's Leadership Fund
Class Name	Institutional Class
Trading Symbol	PXWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Ellevate Global Women's Leadership Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impaxam.com/GWL. You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Additional Information Website	https://impaxam.com/GWL
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.52%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%
Line Graph [Table Text Block]
	Impax Ellevate Global Women's Leadership Fund (Institutional Class) $552,787	MSCI World Index (Net) $645,302	Lipper Global Multi-Cap Core Funds Index $544,656
12/31/2014	$250,000	$250,000	$250,000
12/31/2015	$247,856	$247,822	$248,180
12/31/2016	$263,474	$266,435	$269,001
12/31/2017	$329,721	$326,117	$329,664
12/31/2018	$304,968	$297,707	$294,189
12/31/2019	$386,609	$380,083	$365,363
12/31/2020	$440,491	$440,526	$421,070
12/31/2021	$517,856	$536,636	$497,321
12/31/2022	$415,540	$439,282	$408,394
12/31/2023	$492,042	$543,774	$486,480
12/31/2024	$552,787	$645,302	$544,656

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Institutional Class	12.35%	7.40%	8.25%
MSCI World Index (Net)	18.67	11.17	9.95
Lipper Global Multi-Cap Core Funds Index	11.96	8.31	8.10

Previous Investment Adviser [Text Block]	December 31, 2024
AssetsNet	$ 728,550,840
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 4,042,368
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Net Assets	$728,550,840
Total Number of Portfolio Holdings	101
Total Investment Advisory Fees Paid During the Reporting Period	$4,042,368
Portfolio Turnover Rate	63%

Holdings [Text Block]
Company	Percent of Net Assets
NVIDIA Corp.	5.3%
Apple, Inc.	4.8%
Microsoft Corp.	4.3%
Amazon.com, Inc.	2.8%
Broadcom, Inc.	2.4%
JPMorgan Chase & Co.	2.0%
Eli Lilly & Co.	1.6%
Netflix, Inc.	1.5%
Johnson & Johnson	1.4%
Cisco Systems, Inc.	1.3%
Value	Value
Other assets and liabilities (net)	1.3%
OthersFootnote Reference‡	4.4%
New Zealand	1.0%
Netherlands	1.0%
Hong Kong	1.1%
Germany	1.1%
Ireland	1.3%
Australia	2.6%
France	3.6%
Canada	4.4%
United Kingdom	6.5%
United States	71.7%
Value	Value
U.S. Stocks	71.8%
Foreign Stocks	27.0%
Cash & Cash Equivalents	1.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 28, 2024, Impax Ellevate Global Women’s Leadership Fund (the “Global Women’s Fund”) has made certain changes to its investment objective, principal investment strategies, and principal risks. As a result of these changes, Impax Asset Management LLC (the “Adviser”) will no longer intend to invest in substantially all of the approximately 400 securities comprising the Impax Global Women’s Leadership Index (the “Women’s Index”), as it has historically done, and the Adviser will no longer calculate or maintain the Women’s Index. The Adviser will henceforth construct an investment universe by ranking the companies comprising the MSCI World Index according to the Adviser’s gender leadership score, and then will refine that universe by excluding companies that fail to meet certain ESG or sustainability criteria, and applying quantitative screens consisting of valuation and quality metrics.